Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	FREYR Battery
Entity Central Index Key	0001844224
Document Type	POS AM
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	The XBRL files are amended to include the information contained in the FREYR Battery's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021 filed with the SEC on August 12, 2021